Document And Entity Information	Apr. 24, 2025
Document Information [Line Items]
Entity, Registrant Name	CONNECTONE BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Apr. 24, 2025
Entity, Incorporation, State or Country Code	NJ
Entity, File Number	000-11486
Entity, Tax Identification Number	52-1273725
Entity, Address, Address Line One	301 Sylvan Avenue
Entity, Address, City or Town	Englewood Cliffs
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07632
City Area Code	844
Local Phone Number	266-2548
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000712771
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock
Trading Symbol	CNOB
Security Exchange Name	NASDAQ
DepositaryShares Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	CNOBP
Security Exchange Name	NASDAQ